GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Gain on Sale of Vessels) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 vessel	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2014	Nov. 30, 2013 vessels
Significant Acquisitions and Disposals [Line Items]
Sales price				$ 116,082
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment				117,466
Loss	(1,384)	18,025	25,681
Number of vessels sold	2				2
Sale of VLCC Front Comanche [Member]
Significant Acquisitions and Disposals [Line Items]
Sales price				(38,835)
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment				39,235
Loss	(400)
Sale of VLCC Front Commerce [Member]
Significant Acquisitions and Disposals [Line Items]
Sales price				(37,884)
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment				38,371
Loss	(487)
Sale of VLCC Front Opalia [Member]
Significant Acquisitions and Disposals [Line Items]
Sales price				(39,363)
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment				39,860
Loss	$ (497)
Ore-Bulk-Oil (OBO) Carriers [Member]
Significant Acquisitions and Disposals [Line Items]
Number of vessels sold		1	4
Single hull Very Large Crude Carrier VLCC [Member]
Significant Acquisitions and Disposals [Line Items]
Number of vessels sold		1
Very Large Crude Carriers (VLCC) [Member]
Significant Acquisitions and Disposals [Line Items]
Number of vessels sold		2	2
Sale of Suezmax tanker [Member]
Significant Acquisitions and Disposals [Line Items]
Number of vessels sold		1